Other Non-current Receivables - Summary of Other Non-current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other non-current receivables [abstract]
Security deposits for lease and other contracts	€ 4,981	€ 6,124
Total	€ 4,981	€ 6,124